S000003466 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	237 Months Ended	264 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.81%	12.71%	12.78%
Performance Inception Date						Dec. 31, 2003
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.15%	10.19%	9.96%
Performance Inception Date						Dec. 31, 2003
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.96%	9.71%	9.69%
Performance Inception Date						Dec. 31, 2003
Class S
Prospectus [Line Items]
Average Annual Return, Percent		18.51%	12.42%	12.50%
Performance Inception Date					Mar. 31, 2006

[1]	A broad-based securities market index that represents the overall domestic equity markets.